Restatement of Previously Issued Financial Statements - Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 31, 2020	May 07, 2020	Dec. 31, 2019
COMBINED BALANCE SHEETS
Total Assets	$ 40,971,027	$ 38,503,148					$ 24,330,974
Liabilities and Stockholders' Equity:
Total Current Liabilities	6,044,386	5,451,883					3,337,201
Total Liabilities	32,942,672	31,776,489					19,384,909
Stockholders' equity
Total Liabilities and Members' Equity	40,971,027	38,503,148					$ 24,330,974
Deerfield Healthcare Technology Acquisitions Corp
COMBINED BALANCE SHEETS
Total Assets	144,455,896	144,943,445	$ 145,032,529
Liabilities and Stockholders' Equity:
Total Current Liabilities	4,861,011	3,756,068	146,941
Deferred underwriting commissions	4,443,250	4,443,250	4,443,250
Derivative warrant liabilities	13,870,006	24,764,148	8,360,013
Total Liabilities	23,174,267	32,963,466	12,950,204
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	116,281,625	106,979,970
Stockholders' equity
Preferred stock- $0.0001 par value
Additional paid-in capital	17,208,460	26,510,023	6,407,874
Accumulated deficit	(12,209,091)	(21,510,741)	(1,408,395)
Total stockholders' equity	5,000,004	5,000,009	5,000,005			$ 0
Total Liabilities and Members' Equity	$ 144,455,896	$ 144,943,445	$ 145,032,529
Common stock subject to possible redemption, par value			$ 0.0001
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Restatement of warrants as derivative liabilities | Previously Reported [Member] | Deerfield Healthcare Technology Acquisitions Corp
COMBINED BALANCE SHEETS
Total Assets		$ 144,943,445	$ 145,032,529
Liabilities and Stockholders' Equity:
Total Current Liabilities		3,756,068	146,941
Deferred underwriting commissions		4,443,250	4,443,250
Total Liabilities		8,199,318	4,590,191
Stockholders' equity
Preferred stock- $0.0001 par value
Additional paid-in capital		8,924,620	5,226,447
Accumulated deficit		(3,925,092)	(226,881)
Total stockholders' equity		5,000,007	5,000,008
Total Liabilities and Members' Equity		144,943,445	145,032,529
Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member] | Deerfield Healthcare Technology Acquisitions Corp
Liabilities and Stockholders' Equity:
Derivative warrant liabilities		24,764,148	8,360,013
Total Liabilities		24,764,148	8,360,013
Stockholders' equity
Preferred stock- $0.0001 par value
Additional paid-in capital		17,585,403	1,181,427
Accumulated deficit		(17,585,649)	(1,181,514)
Total stockholders' equity		2	(3)
Class A common stock | Deerfield Healthcare Technology Acquisitions Corp
Stockholders' equity
Ordinary stock, value	$ 276	$ 368	$ 167
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock | Restatement of warrants as derivative liabilities | Previously Reported [Member] | Deerfield Healthcare Technology Acquisitions Corp
Stockholders' equity
Ordinary stock, value		$ 120	$ 83
Class A common stock | Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member] | Deerfield Healthcare Technology Acquisitions Corp
Stockholders' equity
Ordinary stock, value		248	84
Class A common stock subject to possible redemption | Deerfield Healthcare Technology Acquisitions Corp
Liabilities and Stockholders' Equity:
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		$ 106,979,970	127,082,320
Stockholders' equity
Common stock subject to possible redemption, par value	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption | Restatement of warrants as derivative liabilities | Previously Reported [Member] | Deerfield Healthcare Technology Acquisitions Corp
Liabilities and Stockholders' Equity:
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		$ 131,744,120	135,442,330
Class A common stock subject to possible redemption | Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member] | Deerfield Healthcare Technology Acquisitions Corp
Liabilities and Stockholders' Equity:
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		(24,764,150)	(8,360,010)
Class B common stock | Deerfield Healthcare Technology Acquisitions Corp
Stockholders' equity
Ordinary stock, value	$ 359	$ 359	$ 359
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Class B common stock | Restatement of warrants as derivative liabilities | Previously Reported [Member] | Deerfield Healthcare Technology Acquisitions Corp
Stockholders' equity
Ordinary stock, value		$ 359	$ 359